Accounts receivable net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts receivable net
Schedule of components of accounts receivable
	As of	As of
	September 30,	September 30,
	2025	2024
Accounts receivable	$1,650,231	$19,523,108
Less: allowance for credit losses	-	(7,732,717)
Accounts receivable, net	$1,650,231	$11,790,391

Schedule of allowance for doubtful accounts
	For the	For the
	year ended	year ended
	September 30,	September 30,
	2025	2024
Balance as of beginning of year	$7,732,717	$496,299
Addition	-	7,029,706
Reversal	(7,523,759)	-
Translation adjustments	(208,958)	206,712
Balance as of end of year	-	$7,732,717